Licensed Copyrights, Net (Tables) - Licensed Copyrights	12 Months Ended
Dec. 31, 2020
Finite Lived License Agreements [Line Items]
Schedule of Licensed Copyrights, Net

	As of December 31, 2019
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB
Licensed copyrights
—Broadcasting rights	32,038,423	(24,500,895)	(25,317)	7,512,211
—Sublicensing rights	4,632,586	(4,632,586)	—	—
	36,671,009	(29,133,481)	(25,317)	7,512,211
Less: current portion
—Broadcasting rights	11,752,412	(10,502,214)	(25,317)	1,224,881
—Sublicensing rights	4,632,586	(4,632,586)	—	—
	16,384,998	(15,134,800)	(25,317)	1,224,881
Licensed copyrights—non-current
—Broadcasting rights	20,286,011	(13,998,681)	—	6,287,330
—Sublicensing rights	—	—	—	—
	20,286,011	(13,998,681)	—	6,287,330

	As of December 31, 2020
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB	US$
Licensed copyrights
—Broadcasting rights	37,511,847	(29,687,867)	(353,586)	7,470,394	1,144,888
—Sublicensing rights	5,962,743	(5,962,743)	—	—	—
	43,474,590	(35,650,610)	(353,586)	7,470,394	1,144,888
Less: current portion
—Broadcasting rights	8,661,499	(7,591,792)	(34,368)	1,035,339	158,673
—Sublicensing rights	5,962,743	(5,962,743)	—	—	—
	14,624,242	(13,554,535)	(34,368)	1,035,339	158,673
Licensed copyrights—non-current
—Broadcasting rights	28,850,348	(22,096,075)	(319,218)	6,435,055	986,215
—Sublicensing rights	—	—	—	—	—
	28,850,348	(22,096,075)	(319,218)	6,435,055	986,215

Summary of Estimated Amortization Expense Relating to Licensed Copyrights	Estimated amortization expense relating to the existing licensed copyrights for each of the next three years is as follows:
	RMB	US$
Within 1 year	3,681,159	564,162
Between 1 and 2 years	1,351,417	207,114
Between 2 and 3 years	804,217	123,252